Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000205613 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000205613 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205613 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205613 | Cincinnati Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205613 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205613 | Principal Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205613 | News Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205613 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205613 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205613 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205613 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205613 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000205613 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205613 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000205613 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205613 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000205613 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000205613 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205613 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	86.70%
C000205613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205613 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205612 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000205612 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205612 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205612 | Cincinnati Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205612 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205612 | Principal Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205612 | News Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205612 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205612 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205612 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205612 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205612 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000205612 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205612 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000205612 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205612 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000205612 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000205612 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205612 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205612 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	86.70%
C000205612 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205612 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205617 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205617 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | Amkor Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | Lithia Motors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Macy's, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Genworth Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Topgolf Callaway Brands Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Meritage Homes Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000205617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000205617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000205617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205617 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	11.50%
C000205617 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.20%
C000205617 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205617 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205616 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205616 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | Amkor Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | Lithia Motors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Macy's, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Genworth Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Topgolf Callaway Brands Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Meritage Homes Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205616 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000205616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000205616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205616 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000205616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205616 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	11.50%
C000205616 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.20%
C000205616 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205616 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%